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                                                  December 28, 2007


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                   Met Investors Series Trust (the "Trust")
                  Preliminary-Proxy Statement on Schedule 14A
                                CIK 0001126087
                              File No. 811-10183

Ladies and Gentlemen:

     Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of the Trust. This filing relates to the solicitation of voting instructions from the shareholders of the Trust for use at a Special Meeting of Shareholders to be held on February 28, 2008. It is anticipated that the proxy statement will first be mailed to shareholders on or about January 14, 2008. No fee is required for this filing.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                              Very truly yours,

                                              /s/ Robert N. Hickey
                                              ----------------------
                                              Robert N. Hickey

Enclosures

cc:      Elizabeth M. Forget
         Jack Huntington
         Jeff Tupper
         Bryan Anderson